Prepaid Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Prepaid Expenses
4.	Prepaid Expenses:

At March 31, 2015, prepaid expenses of $43,723 consist primarily of premiums related to the Company’s directors and officers insurance. Prepaid expenses of $97,817 at December 31, 2014 consist primarily of $60,000 in professional fees related to a potential registered securities offering that were expensed during the three months ended March 31, 2015 and approximately $40,000 related to directors and officers insurance premiums.

4.	Prepaid Expenses:

At December 31, 2014, prepaid expenses of $97,817 consisted primarily of $60,000 in expenses relating to the Company’s proposed S-1 Offering and approximately $40,000 relating to the Company’s Directors and Officers insurance premiums. The $10,000 in prepaid expenses at December 31, 2013 related to financing fees that were expensed during 2014.